INCOME TAXES (Details 3)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Statutory Rate	(25.50%)	24.00%	(22.50%)
UNITED STATES
Disclosure of geographical areas [line items]
Statutory Rate	35.00%	35.00%	34.00%